General and Administrative Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
General and Administrative Expenses
Employee costs	$ 2,707	$ 4,417	$ 8,433	$ 9,199
Share-based compensation	203	2,461	463	3,099
Amortization of long-term employee benefits	817	434	1,160	434
Other expenses	3,157	6,186	6,846	12,508
Total	$ 6,884	$ 13,498	$ 16,902	$ 25,240